FORWARD FUNDS

Supplement dated February 29, 2016

to the

Forward EM Corporate Debt Fund and Forward High Yield Bond Fund Class C and Advisor Class Prospectus dated January 4, 2016.

Forward Commodity Long/Short Strategy Fund and Forward Dynamic Income Fund Class A, Class C, and Advisor Class Prospectus dated November 3, 2015.

Forward Funds Investor Class and Institutional Class Prospectus dated May 1, 2015.

Forward Funds Class A, Class B, Class C and Advisor Class Prospectus dated May 1, 2015.

IMPORTANT NOTICE REGARDING CHANGES TO FUND NAMES,

PRINCIPAL INVESTMENT STRATEGIES, INVESTMENT ADVISOR/PORTFOLIO MANAGER,

SUB-ADVISORS/PORTFOLIO MANAGERS, AND SUBSIDIARY NAMES

At a meeting of the Board of Trustees of the Forward Funds (the “Salient FF Trust”) held on January 26, 2016, the Trustees, including all of the Trustees who are not “interested persons” of the Salient FF Trust (as that term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), approved, on behalf of the Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Frontier Strategy Fund, Forward Global Infrastructure Fund, Forward Growth Allocation Fund, Forward High Yield Bond Fund, Forward Income Builder Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, Forward Select Opportunity Fund, Forward Tactical Growth Fund, and Forward Total MarketPlus Fund (each a “Salient FF Fund” and, collectively, the “Salient FF Funds”), the changes set forth below, to be effective on or about May 1, 2016.

Changes to the Fund Names

Effective on or about May 1, 2016, the name of each Salient FF Fund set forth below will be changed to correspond with the following table:

Current Fund Name	Fund Name Effective May 1, 2016
Forward Commodity Long/Short Strategy Fund	Salient Commodity Long/Short Strategy Fund
Forward Credit Analysis Long/Short Fund	Salient Tactical Muni Strategy Fund
Forward Dynamic Income Fund	Salient US Dividend Signal Fund
Forward EM Corporate Debt Fund	Salient EM Corporate Debt Fund
Forward Emerging Markets Fund	Salient EM Dividend Signal Fund
Forward Frontier Strategy Fund	Salient Frontier Strategy Fund
Forward Global Infrastructure Fund	Salient EM Infrastructure Fund
Forward Growth Allocation Fund	Salient Adaptive Balanced Fund
Forward High Yield Bond Fund	Salient High Yield Fund
Forward Income Builder Fund	Salient Adaptive Income Fund
Forward International Dividend Fund	Salient International Dividend Signal Fund
Forward International Real Estate Fund	Salient International Real Estate Fund
Forward International Small Companies Fund	Salient International Small Cap Fund
Forward Investment Grade Fixed-Income Fund	Salient Investment Grade Fund
Forward Real Estate Fund	Salient Real Estate Fund
Forward Real Estate Long/Short Fund	Salient Tactical Real Estate Fund
Forward Select Income Fund	Salient Select Income Fund
Forward Select Opportunity Fund	Salient Select Opportunity Fund
Forward Tactical Growth Fund	Salient Tactical Growth Fund
Forward Total MarketPlus Fund	Salient Adaptive US Equity Fund

Changes to the Principal Investment Strategies

The following information applies to the Forward Global Infrastructure Fund (to be renamed the Salient EM Infrastructure Fund) only:

Effective May 1, 2016, the first sentence of the Salient FF Fund’s principal investment strategies will be revised to read as follows:

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets in emerging markets.

The following information applies to the Forward High Yield Bond Fund (to be renamed the Salient High Yield Fund) only:

Effective May 1, 2016, the first sentence of the Salient FF Fund’s principal investment strategies will be revised to read as follows:

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in lower-rated bonds (including bonds commonly referred to as “junk bonds”).

Changes to the Investment Advisor/Portfolio Manager

The following information applies to the Forward Credit Analysis Long/Short Fund (to be renamed the Salient Tactical Muni Strategy Fund) only:

Effective May 1, 2016, the following two sentences are added at the end of the Salient FF Fund’s Investment Advisor/Portfolio Manager section:

Joseph Deane is expected to retire at the end of May, 2016. Following Mr. Deane’s departure, the Fund will be managed solely by David Hammer.

Changes to the Sub-advisors/Portfolio Managers

The following information applies to the Forward Credit Analysis Long/Short Fund (to be renamed the Salient Tactical Muni Strategy Fund) only:

Effective May 1, 2016, the following two sentences are added at the end of the Salient FF Fund’s Sub-Advisors/Portfolio Managers sub-section:

Joseph Deane is expected to retire at the end of May, 2016. Following Mr. Deane’s departure, the Fund will be managed solely by David Hammer.

Changes to the Subsidiary Names

The following information applies to the Forward Commodity Long/Short Strategy Fund (to be renamed the Salient Commodity Long/Short Strategy Fund) and the Forward Select Opportunity Fund (to be renamed the Salient Select Opportunity Fund) only:

Effective on or about May 1, 2016, the name of each Salient FF Fund’s subsidiary will be changed to correspond with the following table:

Current Subsidiary Name	Subsidiary Name Effective May 1, 2016
Forward Commodity Long/Short Strategy (Cayman) Fund Ltd.	Salient Commodity Long/Short Strategy (Cayman) Fund Ltd.
Forward Select Opportunity (Cayman) Fund Ltd.	Salient Select Opportunity (Cayman) Fund Ltd.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUPP FF NM CHG 02292016

FORWARD FUNDS

Supplement dated February 29, 2016

to the Statement of Additional Information dated January 4, 2016.

Effective on May 1, 2016 the funds in the Forward Funds (the “Salient FF Trust”) will be a part of a combined statement of additional information with the funds in the Salient MF Trust (the “Salient MF Trust”). The funds in the Salient FF Trust and the funds in the Salient MF Trust are related investment companies.

IMPORTANT NOTICE REGARDING CHANGES TO FUND NAMES,

PORTFOLIO MANAGERS, AND SUBSIDIARY NAMES

At a meeting of the Board of Trustees of the Forward Funds (the “Salient FF Trust”) held on January 26, 2016, the Trustees, including all of the Trustees who are not “interested persons” of the Salient FF Trust (as that term is defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), approved, on behalf of the Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Frontier Strategy Fund, Forward Global Infrastructure Fund, Forward Growth Allocation Fund, Forward High Yield Bond Fund, Forward Income Builder Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, Forward Select Opportunity Fund, Forward Tactical Growth Fund, and Forward Total MarketPlus Fund (each a “Salient FF Fund” and, collectively, the “Salient FF Funds”), the changes set forth below, to be effective on or about May 1, 2016.

Changes to the Fund Names

Effective on or about May 1, 2016, the name of each Salient FF Fund set forth below will be changed to correspond with the following table:

Current Fund Name	Fund Name Effective May 1, 2016
Forward Commodity Long/Short Strategy Fund	Salient Commodity Long/Short Strategy Fund
Forward Credit Analysis Long/Short Fund	Salient Tactical Muni Strategy Fund
Forward Dynamic Income Fund	Salient US Dividend Signal Fund
Forward EM Corporate Debt Fund	Salient EM Corporate Debt Fund
Forward Emerging Markets Fund	Salient EM Dividend Signal Fund
Forward Frontier Strategy Fund	Salient Frontier Strategy Fund
Forward Global Infrastructure Fund	Salient EM Infrastructure Fund
Forward Growth Allocation Fund	Salient Adaptive Balanced Fund
Forward High Yield Bond Fund	Salient High Yield Fund
Forward Income Builder Fund	Salient Adaptive Income Fund
Forward International Dividend Fund	Salient International Dividend Signal Fund
Forward International Real Estate Fund	Salient International Real Estate Fund
Forward International Small Companies Fund	Salient International Small Cap Fund
Forward Investment Grade Fixed-Income Fund	Salient Investment Grade Fund
Forward Real Estate Fund	Salient Real Estate Fund
Forward Real Estate Long/Short Fund	Salient Tactical Real Estate Fund
Forward Select Income Fund	Salient Select Income Fund
Forward Select Opportunity Fund	Salient Select Opportunity Fund
Forward Tactical Growth Fund	Salient Tactical Growth Fund
Forward Total MarketPlus Fund	Salient Adaptive US Equity Fund

Changes to the Portfolio Managers

The following information applies to the Forward Credit Analysis Long/Short Fund (to be renamed the Salient Tactical Muni Strategy Fund) only:

Effective May 1, 2016, the following two sentences are added to the second paragraph of the Salient FF Fund’s Portfolio Managers sub-section after the second sentence of that paragraph:

Joseph Deane is expected to retire at the end of May, 2016. Following Mr. Deane’s departure, the Fund will be managed solely by David Hammer.

Changes to the Subsidiary Names

The following information applies to the Forward Commodity Long/Short Strategy Fund (to be renamed the Salient Commodity Long/Short Strategy Fund) and the Forward Select Opportunity Fund (to be renamed the Salient Select Opportunity Fund) only:

Effective on or about May 1, 2016, the name of each Salient FF Fund’s subsidiary will be changed to correspond with the following table:

Current Subsidiary Name	Subsidiary Name Effective May 1, 2016
Forward Commodity Long/Short Strategy (Cayman) Fund Ltd.	Salient Commodity Long/Short Strategy (Cayman) Fund Ltd.
Forward Select Opportunity (Cayman) Fund Ltd.	Salient Select Opportunity (Cayman) Fund Ltd.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUPP FF NM CHG SAI 02292016